Edgar Lomax Value Fund
Edgar Lomax Value Fund
Investment Objective
The Fund seeks long-term capital growth while providing some income.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees	Edgar Lomax Value Fund Investor Class USD ($)
SHAREHOLDER FEES (fees paid directly from your investment)	none

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Edgar Lomax Value Fund Investor Class
Management Fees	0.55%
Other Expenses	0.45%
Total Annual Fund Operating Expenses	1.00%
Less: Fee Waiver	(0.30%)	[1]
Total Annual Fund Operating Expenses After Fee Waiver	0.70%
[1]	The Edgar Lomax Company (the "Advisor") has contractually agreed to waive all or a portion of its management fees and pay expenses of the Fund to ensure that Total Annual Fund Operating Expenses (excluding acquired fund fees and expenses ("AFFE"), interest, taxes and extraordinary expenses) do not exceed 0.70% of the Fund's average daily net assets (the "Expense Cap"). The Expense Cap will remain in effect through at least February 27, 2020, and may be terminated only by the Trust's Board of Trustees (the "Board"). The Advisor may request recoupment of previously waived fees and paid expenses from the Fund for three years from the date they were waived or paid, subject to the Expense Cap. In addition, the Advisor has voluntarily agreed to waive a portion of its management fee contingent upon the Fund's performance versus the S&P 500® Value Index. If the Advisor waives management fees under this arrangement, it has also agreed to absorb all Fund expenses, other than management fees, AFFE, interest, taxes and extraordinary expenses. The Advisor has agreed to continue this voluntary waiver arrangement through at least February 27, 2020. While this voluntary waiver arrangement may be discontinued at any time after February 27, 2020, the Advisor has no current intention of doing so. With the voluntary waiver arrangement, actual Total Annual Fund Operating Expenses were 0.70% for the fiscal year ended October 31, 2018. For more information, please see the "Management Fee and Voluntary Fee Waiver" section in the statutory prospectus.

Example.
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (taking into account the Expense Cap only in the first year).

Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example	1 Year	3 Years	5 Years	10 Years
Edgar Lomax Value Fund | Investor Class | USD ($)	72	289	523	1,197

Portfolio Turnover.
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 40.62% of the average value of its portfolio.

Principal Investment Strategies of the Fund
The Advisor uses a disciplined approach to select stocks for the Fund’s portfolio that it believes are undervalued and have prospects for continued consistent growth.  The Advisor uses fundamental analysis of financial statements to select stocks of issuers that generally have low price/earnings and price/book ratios as well as strong balance sheet ratios and high and/or stable dividend yields.

The Fund invests primarily in large, well-recognized companies.  Currently, the Advisor expects the Fund’s portfolio to hold at least 20% of the stocks comprising the Standard & Poor’s (“S&P”) 100 Index, a capitalization-weighted index of 100 stocks from a broad range of industries.  Under normal market conditions, the Fund will invest at least 85% of its total assets in equity securities, consisting of common stocks and other securities which have the characteristics of common stocks, including, but not limited to, convertible securities, exchange-traded funds (“ETFs”), rights and warrants.

The Advisor may choose to sell a security when it believes the security no longer offers attractive returns or when the Advisor wishes to take advantage of a better investment opportunity.

Principal Investment Risks
By itself, the Fund is not a complete, balanced investment plan.  The Fund cannot guarantee that it will achieve its investment objectives.  You may lose money by investing in the Fund.  The Fund is subject to the following principal risks:

Equity Securities Risk.  The value of the Fund’s shares will go up or down based on the movement of the overall stock market and the value of the individual securities held by the Fund, both of which can sometimes be volatile.

Market and Regulatory Risk.  Events in the financial markets and economy may cause volatility and uncertainty and adversely impact the Fund’s performance.  Market events may affect a single issuer, industry, sector, or the market as a whole.  Traditionally liquid investments may experience periods of diminished liquidity.  Governmental and regulatory actions, including tax law changes, may also impair portfolio management and have unexpected or adverse consequences on particular markets, strategies or investments.

Management Risk.  The skill of the Advisor will play a significant role in the Fund’s ability to achieve its investment objectives.

Value Style Risk.  “Value” investing as a strategy may be out of favor in the market for an extended period. Value stocks can perform differently from the market as a whole and from other types of stocks.

Performance
The following performance information provides some indication of the risks of investing in the Fund.  The bar chart shows the annual return for the Fund from year to year.  The table shows how the Fund’s average annual returns for 1-year, 5-years, and 10-years compare with those of a broad measure of market performance, as well as two indices that reflect the large-cap value segment of the market.  The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.  Updated performance information is available on the Fund’s website at www.edgarlomax.com or toll-free at 1‑866‑205‑0524.

Annual Total Returns as of December 31

During the period of time displayed in the bar chart, the Fund’s best quarter was the third quarter 2009, up 17.36%, and its worst quarter was the first quarter 2009, down 16.84%.
Average Annual Total ReturnsFor the periods ended December 31, 2018
Average Annual Returns - Edgar Lomax Value Fund	Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years
Investor Class	Return Before Taxes	(3.30%)	8.11%	12.03%
After Taxes on Distributions | Investor Class	Return After Taxes on Distributions	(6.34%)	5.56%	10.48%
After Taxes on Distributions and Sale of Fund Shares | Investor Class	Return After Taxes on Distributions and Sale of Fund Shares	0.41%	6.10%	9.85%
S&P 500® Index (reflects no deduction for fees, taxes, or expenses)	S&P 500® Index (reflects no deduction for fees, taxes, or expenses)	(4.38%)	8.49%	13.12%
S&P 500® Value Index (reflects no deduction for fees, taxes, or expenses)	S&P 500® Value Index (reflects no deduction for fees, taxes, or expenses)	(8.95%)	6.06%	11.21%
Lipper Large-Cap Value Funds Index (reflects no deduction for taxes)	Lipper Large-Cap Value Funds Index (reflects no deduction for taxes)	(7.58%)	5.95%	11.03%

After-tax returns are calculated using the historically highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown.  After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”).  The Return After Taxes on Distributions and Sale of Fund Shares is higher than other return figures when a capital loss occurs upon redemption and provides an assumed tax deduction that benefits the investor.